Employee and Director Benefit Programs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
12. Employee and Director Benefit Programs
Benefit obligation at beginning of period	$ 4,870,000	$ 4,700
Service cost	359,000	323,000	$ 299,000
Interest cost	70,000	63,000	58,000
Benefits paid	(288,000)	(216,000)
Benefit obligation at end of period	$ 5,011,000	$ 4,870,000	$ 4,700